Principal Activities And Reorganization - Additional Information (Detail) - May 07, 2021 - Global Offering [Member] ¥ in Billions	CNY (¥) shares	$ / shares
Proceeds from the global offering | ¥	¥ 2.1
American Depositary Shares [Member]
Stock Issued During Period, Shares, New Issues	30,000,000
Shares Issued, Price Per Share | $ / shares		$ 12
Common Class A [Member]
Stock Issued During Period, Shares, New Issues	300,000,000